Share-based compensation (Schedule of number and weighted average exercise prices of share options) (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares subject to option, beginning of year | Share	1,659,288	1,563,189
Weighted average exercise price of share options outstanding at beginning of period | $ / shares	$ 5.71	$ 3.77
Number of units granted during the year | Share	602,614	509,385
Weighted average exercise price of options granted | $ / shares	$ 9.77	$ 10.42
Number of shares subject to option, exercised | Share	(421,545)	(326,161)
Weighted average exercise price of options exercised | $ / shares	$ 3.8	$ 3.76
Stock options forfeited | Share	(311,597)	(87,125)
Weighted average exercise price of options forfeited | $ / shares	$ 7.94	$ 5.79
Number of shares subject to option, end of year | Share	1,528,760	1,659,288
Weighted average exercise price of share options outstanding at end of period | $ / shares	$ 7.38	$ 5.71